Property and Equipment - Schedule of Property and Equipment (Details) - Gemini Direct Investment LLC and Subsidiaries [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT	$ 20,954,745	$ 19,274,710
Less: accumulated depreciation	(15,124,413)	(13,138,367)
NET PROPERTY AND EQUIPMENT	5,830,332	6,136,343
Software [Member]
PROPERTY AND EQUIPMENT	14,758,077	13,498,355
Mobile App [Member]
PROPERTY AND EQUIPMENT	539,325	539,325
Equipment [Member]
PROPERTY AND EQUIPMENT	1,726,296	1,577,563
Backup Data Center [Member]
PROPERTY AND EQUIPMENT	607,825	607,825
Furniture and Fixtures [Member]
PROPERTY AND EQUIPMENT	663,838	663,838
Website Design [Member]
PROPERTY AND EQUIPMENT	2,527,138	2,254,497
Advanced Retail Segmentation [Member]
PROPERTY AND EQUIPMENT	99,912	99,912
Fixed Asset in Progress [Member]
PROPERTY AND EQUIPMENT	$ 32,334	$ 33,395